Goodwill, Net (Tables)	12 Months Ended
May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill, Net
Goodwill, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Beginning balance	87,293	109,039
Acquisition	13,420	—
Exchange differences	8,326	(2,451)

Ending balance	109,039	106,588
Accumulated impairment	(35,785)	(35,785)

Goodwill, net	73,254	70,803